Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	SCISPARC LTD.
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	706,683
Amendment Flag	true
Amendment Description	Due to an administrative error, we are filing this Amendment No. 1 (“Amendment No. 1”) to our Annual Report on Form 20-F (the “Original Filing”) for the sole purpose of amending Item 18 of the Original Filing to include the Report of our Independent Registered Public Accounting Firm dated as April 1, 2024. The Report of our Independent Registered Public Accounting Firm that was included in the Original Filing was dated as of March 31, 2024. For clarity, the audited consolidated financial statements as of and for the three fiscal years ended December 31, 2023 included in this Amendment No. 1 are otherwise unchanged from the audited consolidated financial statements included in the Original Filing.In addition, pursuant to Rule 12b-15 under the Securities Exchange Act of 1934, as amended, the certifications pursuant to Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002 have been re-executed as of the date of, and are re-filed as part of, this Amendment No. 1 as Exhibits 12.1 and 13.1.Other than expressly set forth herein, this Amendment No. 1 does not, and does not purport to, amend or restate any other information contained in the Original Filing nor does this Amendment No. 1 reflect any events that have occurred after the Original Filing was filed.
Entity Central Index Key	0001611746
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38041
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	20 Raul Wallenberg St.
Entity Address, Address Line Two	Tower A, 2nd Floor
Entity Address, City or Town	Tel Aviv
Entity Address, Postal Zip Code	6971916
Entity Address, Country	IL
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	1281
Auditor Name	KOST FORER GABBAY & KASIERER
Auditor Location	Tel Aviv, Israel
Business Contact
Document Information Line Items
Entity Address, Address Line One	20 Raul Wallenberg St.
Entity Address, Address Line Two	Tower A, 2nd Floor
Entity Address, City or Town	Tel Aviv
Entity Address, Postal Zip Code	6971916
Entity Address, Country	IL
Contact Personnel Name	Oz Adler
City Area Code	+972
Local Phone Number	3-7175777
Contact Personnel Email Address	oz@scisparc.com
Ordinary Shares, no par value
Document Information Line Items
Trading Symbol	SPRC
Title of 12(g) Security	Ordinary Shares, no par value
Security Exchange Name	NASDAQ
Rights to Purchase Ordinary Shares, no par value
Document Information Line Items
Title of 12(g) Security	Rights to Purchase Ordinary Shares, no par value
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true